Pension Plans and Other Benefits (Tables)	12 Months Ended
May 31, 2011
Defined Benefit Plans And Other Postretirement Benefit Plans Disclosures [Abstract]
Schedule Of Defined Benefit Plans Disclosures [Text Block]

The year-end status of the North American plans was as follows:

	Pension Plans		Postretirement Benefit Plans
(in millions)	2011	2010	2011	2010
Change in benefit obligation:
Benefit obligation at beginning of year	$635.5	$524.7	$99.7	$80.0
Service cost	5.0	3.7	0.4	0.7
Interest cost	36.2	37.3	3.1	5.5
Plan amendments	5.8	3.0	-	(19.6)
Actuarial gain (loss)	28.4	89.7	(38.7)	38.2
Currency fluctuations	18.4	6.1	1.1	0.3
Employee contribution	-	-	0.1	0.2
Benefits paid	(35.0)	(29.0)	(5.6)	(5.6)
Benefit obligation at end of year	$694.3	$635.5	$60.1	$99.7
Change in plan assets:
Fair value at beginning of year	$522.4	$468.5	$-	$-
Currency fluctuations	14.6	5.8	-	-
Actual return	85.6	71.6	-	-
Company contribution	42.4	5.5	5.5	5.4
Employee contribution	-	-	0.1	0.2
Benefits paid	(35.0)	(29.0)	(5.6)	(5.6)
Fair value at end of year	$630.0	$522.4	$-	$-

Funded status of the plans as of May 31	$(64.3)	$(113.1)	$(60.1)	$(99.7)

Amounts recognized in the consolidated balance sheets:
Current liabilities	$(0.7)	$(0.7)	$(7.0)	$(8.0)
Noncurrent liabilities	(63.6)	(112.4)	(53.1)	(91.7)
Amounts recognized in accumulated other
comprehensive (income) loss
Prior service costs (credits)	$15.2	$9.6	$(6.6)	$(8.9)
Actuarial (gain)/loss	99.5	121.4	(14.5)	23.5

Schedule Of Net Benefit Costs [Table Text Block]

 The components of net annual periodic benefit costs and other amounts recognized in other comprehensive income include the following components:

(in millions)	Pension Plans			Postretirement Benefit Plans
Net Periodic Benefit Cost	2011	2010	2009	2011	2010	2009
Service cost	$5.0	$3.7	$3.9	$0.4	$0.7	$0.6
Interest cost	36.2	37.3	34.8	3.1	5.5	6.1
Less expected return on plan assets	(38.0)	(41.2)	(39.5)	-	-	-
Less amortization of:
Prior service (cost)/credit	(0.9)	(1.5)	-	2.3	17.3	-
Actuarial (gain)/loss	7.4	0.1	(3.7)	(0.7)	(0.8)	(0.5)
Net periodic (income) cost	11.5	1.4	(4.5)	0.5	(11.9)	6.2
Settlement gain	-	-	-	-	-	(2.0)
Net periodic benefit (income) cost	$11.5	$1.4	$(4.5)	$0.5	$(11.9)	$4.2

Other Changes in Plan Assets and Benefit
Obligations Recognized in Other
Comprehensive Income
Prior service cost (credit) recognized
in other comprehensive income	$4.9	$1.6	$-	$2.3	$(2.3)	$-
Net actuarial loss (gain) recognized
in other comprehensive income	(26.7)	59.1	101.1	(38.0)	39.0	(12.4)
Total recognized in other
comprehensive income	$(21.8)	$60.7	$101.1	$(35.7)	$36.7	$(12.4)
Total recognized in net periodic benefit (income)
cost and other comprehensive income	$(10.3)	$62.1	$96.6	$(35.2)	$24.8	$(8.2)

Schedule Of Expected Benefit Payments [Table Text Block]

The following estimated benefit payments, which reflect estimated future service are expected to be paid by the related plans in the fiscal years ending May 31:

	Pension Plans	Other Postretirement	Medicare Part D
(in millions)	Benefit Payments	Plans Benefit Payments	Adjustments
2012	$37.0	$7.1	$0.6
2013	37.0	6.8	0.6
2014	38.0	6.6	0.6
2015	40.2	6.3	0.6
2016	42.5	5.8	0.6
2017-2021	235.1	21.2	2.0

Schedule of Allocation of Plan Assets [Table Text Block]

Our pension plan weighted-average asset allocations at May 31, 2011 and 2010 and the target by asset class are as follows:

	2011	Plan Assets as of May 31,	2010	Plan Assets as of May 31,
US Pension Plan Assets	Target	2011	Target	2010

Asset Category
U.S. equity securities	12%	12%	10%	9%
Non-U.S. equity securities	7%	7%	5%	5%
Real estate	3%	4%	5%	4%
Fixed income	75%	75%	75%	79%
Private equity	3%	2%	5%	3%
Total	100%	100%	100%	100%

	2011	Plan Assets as of May 31,	2010	Plan Assets as of May 31,
Canadian Pension Plan Assets	Target	2011	Target	2010

Asset Category
Canadian equity securities	22%	23%	22%	25%
U.S. equity securities	24%	24%	24%	26%
Non-U.S. equity securities	15%	15%	15%	15%
Fixed income	30%	28%	30%	29%
Private equity	9%	3%	9%	5%
Other	0%	7%	0%	0%
Total	100%	100%	100%	100%

The following tables provide fair value measurement, by asset class of the Company's defined benefit plan assets for both the U.S. and Canadian plans (see Note 17 for a description of the fair value hierarchy methodology):

(in millions)	May 31, 2011
U.S. Pension Plan Assets	Total	Level 1	Level 2	Level 3
Asset Category
Equity securities:
U.S.	$44.4	$-	$44.4	$-
International	25.9	-	25.9	-
Real estate	13.7	-	-	13.7
Fixed income(a)	286.1	-	286.1	-
Private equity funds(b)	9.1	-	-	9.1
Total assets at fair value	$379.2	$-	$356.4	$22.8

(in millions)	May 31, 2010
U.S. Pension Plan Assets	Total	Level 1	Level 2	Level 3
Asset Category
Equity securities:
U.S.	$32.1	$-	$32.1	$-
International	17.4	-	17.4	-
Real estate	11.5	-	-	11.5
Fixed income(a)	262.6	-	262.6	-
Private equity funds(b)	8.3	-	-	8.3
Total assets at fair value	$331.9	$-	$312.1	$19.8

(a)       This class includes several funds that invest in approximately 27% of U.S. federal government debt securities, 10% of other governmental securities, 4% of foreign entity debt securities and 59% of corporate debt securities.

(b)       This class includes several private equity funds that invest in U.S. and European corporations and financial institutions

(in millions)	May 31, 2011
Canadian Pension Plan Assets	Total	Level 1	Level 2	Level 3
Asset Category
Cash	$18.6	$18.6	$-	$-
Equity securities:
Canadian	58.3	-	58.3	-
U.S.	60.7	-	60.7	-
Non-U.S. international	38.6	-	38.6	-
Fixed income(a)	67.4	-	67.4	-
Private equity funds(b)	7.2	-	-	7.2
Total assets at fair value	$250.8	$18.6	$225.0	$7.2

(in millions)	May 31, 2010
Canadian Pension Plan Assets	Total	Level 1	Level 2	Level 3
Asset Category
Cash	$2.2	$2.2	$-	$-
Equity securities:
Canadian	48.3	-	48.3	-
U.S.	49.0	-	49.0	-
Non-U.S. international	28.9	-	28.9	-
Fixed income(a)	54.7	-	54.7	-
Private equity funds(b)	7.4	-	-	7.4
Total assets at fair value	$190.5	$2.2	$180.9	$7.4

(a)       This class consists of a fund that invests in approximately 32% of Canadian federal government debt securities, 24% of Canadian provincial government securities, 32% of Canadian corporate debt securities and 12% of foreign entity debt securities.

(b)       This class includes several private equity funds that invest in U.S. and international corporations.

Schedule Of Effect Of Significant Unobservable Inputs Changes In Plan Assets [Table Text Block]

The following table provides a reconciliation of our plan assets measured at fair value using significant unobservable inputs (Level 3) for the year ended May 31, 2011:

(in millions)	U.S Pension Assets	Canadian Pension Assets
Balance as of June 1, 2009	$22.2	$7.7
Net realized and unrealized gains/(losses)	(2.3)	(0.3)
Purchases, issuances, settlements, net	(0.1)	-
Balance as of June 1, 2010	19.8	7.4
Net realized and unrealized gains/(losses)	3.4	0.5
Purchases, issuances, settlements, net	(0.4)	(0.7)
Balance as of May 31, 2011	$22.8	$7.2

Schedule of Assumptions Used [Table Text Block]

Weighted average assumptions used to determine benefit obligations were as follows:

	Pension Plans			Postretirement Benefit Plans
	2011	2010	2009	2011	2010	2009
Discount rate	5.13%	5.61%	7.16%	4.54%	5.71%	6.73%
Expected return on plan assets	6.87%	6.92%	6.92%	-	-	-
Rate of compensation increase	4.00%	4.00%	4.00%	-	-	-

Weighted-average assumptions used to determine net benefit cost were as follows:

	Pension Plans			Postretirement Benefit Plans
	2011	2010	2009	2011	2010	2009
Discount rate	5.61%	7.16%	6.57%	5.71%	6.73%	6.45%
Expected return on plan assets	6.92%	6.92%	6.93%	-	-	-
Rate of compensation increase	4.00%	4.00%	4.00%	-	-	-

Schedule of Health Care Cost Trend Rates [Table Text Block]

Assumed health care trend rates used to measure the expected cost of benefits covered by the plans were as follows:

	2011	2010	2009
Health care cost trend rate assumption for the next fiscal year	8.50%	9.25%	10.00%
Rate to which the cost trend is assumed to decline (the ultimate trend rate)	5.50%	5.50%	5.50%
Fiscal year that the rate reaches the ultimate trend rate	2015	2015	2015

Schedule of Effect of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates [Table Text Block]

For the health care plans a one-percentage-point change in the assumed health care cost trend rate would have the following effect:

	2011		2010		2009
	One	One	One	One	One	One
	Percentage	Percentage	Percentage	Percentage	Percentage	Percentage
	Point	Point	Point	Point	Point	Point
(in millions)	Increase	Decrease	Increase	Decrease	Increase	Decrease
Total service and interest cost	$0.1	(0.1)	$0.1	(0.1)	$0.1	$(0.1)
Postretirement benefit obligation	2.5	(2.5)	2.6	(2.4)	2.3	(2.2)